REVENUE FROM CONTRACTS WITH CUSTOMERS - Additional Information (Details 1) - Revenue Remaining Performance Obligation Expected Timing Of Satisfaction Start Date [Axis]: 2022-01-01	Dec. 31, 2022
Initial Franchise Fee | Minimum
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenues, remaining contract periods	1 year
Initial Franchise Fee | Maximum
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenues, remaining contract periods	30 years
Membership Fees | Minimum
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenues, remaining contract periods	1 year
Membership Fees | Maximum
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenues, remaining contract periods	5 years
Greentree Reward Membership Program
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenues, remaining contract periods	2 years